SEGMENT INFORMATION - Reconciliation of Net Income to Adjusted EBITDA (Details) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting [Abstract]
Loss before income taxes and loss from equity method investees			$ (7,768,000)	$ (216,268,000)	$ (29,802,000)
Add:
Corporate and other			37,589,000	27,352,000	15,441,000
Interest expense			63,810,000	59,092,000	48,586,000
Deferred Purchase Price Obligation expense			55,854,000	0	0
Depreciation and amortization			112,661,000	105,903,000	91,822,000
Proportional adjusted EBITDA for equity method investees			45,602,000	33,667,000	6,006,000
Adjustments related to MVC shortfall payments			11,600,000	(11,902,000)	26,565,000
Unit-based and noncash compensation			7,985,000	7,017,000	5,841,000
Loss (gain) on asset sales, net			93,000	(172,000)	442,000
Long-lived asset impairment	$ 1,600,000	$ 7,700,000	1,764,000	9,305,000	5,505,000
Goodwill impairment	$ 248,900,000		0	248,851,000	54,199,000
Less:
Interest income			0	2,000	4,000
Impact of purchase price adjustment			0	0	1,185,000
Total of reportable segments' measures of profit or loss			$ 329,190,000	$ 262,843,000	$ 223,416,000